SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were available to be issued. Other than described below, there have been no events that have occurred that would require adjustments to the disclosures of the consolidated financial statements.

As further described in Note 1, on February 17, 2025, the Company completed its Business Combination with Aspire.

Aspire Biopharma Inc [Member]
SUBSEQUENT EVENTS

NOTE 11 - SUBSEQUENT EVENTS

The Company evaluated its December 31, 2024, financial statements for subsequent events and transactions through February 19, 2025, the date the financial statements were available to be issued for possible disclosure and recognition in the financial statements.

On January 14, 2025, the Securities and Exchange Commission (SEC) approved the effectiveness of the S-4 filing pursuant to the Business Combination Agreement with PowerUp Acquisition Corp.

On January 21, 2025, the Company’s board of directors voted unanimously to immediately convert the outstanding warrants to Aspire common stock in conjunction with the proposed Business Combination Agreement with PowerUp Acquisition Corp.

On January 22, 2025, the Company issued one non-convertible 20% OID note payable for working capital to a related party for a total face value of $31,250. The note is due the earlier of October 22, 2025 (9 months from issuance); or (ii) the date that the Company receives gross proceeds of at least $2,500,000 in an offering of its debt or equity securities (a “Qualified Offering”). The note does not bear interest but has a 5% exit fee payable on maturity or repayment and had original issuance discounts totaling $6,250 and were unsecured.

On January 31, 2025, the Company’s board of directors voted unanimously to de-register as a Puerto Rico corporation and re-domesticate as a Delaware corporation in connection with the Business Combination Agreement with PowerUp Acquisition Corp.

On January 31, 2025, the Company’s board of directors voted unanimously to immediately convert the Series A Preferred stock to Aspire common stock in conjunction with the proposed Business Combination Agreement with PowerUp Acquisition Corp.

On February 7, 2025, the Company’s board of directors voted unanimously to a 15.9538267 for 1 reverse split the Company’s 531,822,059 outstanding common shares in connection with the Business Combination Agreement with PowerUp Acquisition Corp.

On February 13, 2025, the Company entered into a Purchase Agreement (“ELOC Agreement”) with Arena Business Solutions Global SPC II, Ltd. (“Arena”). Under the ELOC Agreement, the Company has the right, but not the obligation, to direct Arena to purchase up to $100,000,000 in shares of the Company’s common stock (the “ELOC Shares”) upon satisfaction of certain terms and conditions contained in the ELOC Agreement, including, without limitation, an effective registration statement filed with the SEC registering the resale of ELOC Commitment Shares (as defined below) and additional shares to be sold to Arena from time to time under the ELOC Agreement. The term of the ELOC Agreement began on the date of execution and ends on the earlier of (i) the first day of the month following the 36-month anniversary of the execution date, (ii) the date on which the Investor shall have purchased the maximum amount of ELOC Shares, or (iii) the effective date of any written notice of termination delivered pursuant to the terms of the ELOC Agreement (the “Commitment Period”).

On February 17, 2025 (the “Closing Date”), Aspire Biopharma Holdings, Inc., a Delaware corporation (f/k/a PowerUp Acquisition Corp.) (the “Company” or “New Aspire”), consummated the previously announced transaction (the “Business Combination”) pursuant to that certain Agreement and Plan of Merger, dated August 26, 2024, as amended by an Amendment Agreement dated September 5, 2024 and a Second Amendment Agreement dated October 9, 2024 . (the “Business Combination Agreement”), by and among the Company, PowerUp Merger Sub II, Inc., a Delaware corporation and wholly owned subsidiary of PowerUp (“Merger Sub”), SRIRAMA Associates, LLC, a Delaware limited liability company (the “Sponsor”), and Aspire Biopharma, Inc., a Puerto Rico corporation (“Aspire”).

On February 17, 2025, as contemplated by the Business Combination Agreement, the Company filed a notice of deregistration with the Cayman Islands Registrar of Companies, together with the necessary accompanying documents, and filed a certificate of domestication and a certificate of incorporation with the Secretary of State of the State of Delaware, under which the Company was domesticated as a Delaware corporation (the “PowerUp Domestication”).

On February 17, 2025, as contemplated by the Business Combination Agreement. Aspire filed a certificate of dissolution with the Puerto Rico Department of State, together with the necessary accompanying documents, and filed a certificate of domestication and a certificate of incorporation with the Secretary of State of the State of Delaware, under which the Company was domesticated as a Delaware corporation (the “Aspire Domestication”).

On February 17, 2025, as a result of the Business Combination and the other transactions contemplated by the Business Combination Agreement, following the consummation of the PowerUp Domestication and the Aspire Domestication, Merger Sub merged with and into Aspire, with Aspire surviving the merger as a wholly-owned subsidiary of the Company (the “Merger”).

On February 17, 2025, the Company’s new parent company, Aspire Biopharma Holdings Inc. (formerly PowerUp Acquisition Corp.) entered into a Securities Purchase Agreement (“Securities Purchase Agreement”) with Cobra Alternative Capital Strategies, LLC, an entity controlled by the Company’s former Director of Investor Relations, Lance Friedman, which services were provided through a consulting agreement with Blackstone Capital Advisors, Inc. that was terminated effective February 17, 2025, and Target Capital X LLC (collectively, the “Investors”). Under the Securities Purchase Agreement, Aspire Biopharma Holdings Inc. issued 20% original issue discount senior secured convertible debentures (“Convertible Debentures”) in an aggregate principal amount of $3,750,000 which includes a 20% OID. The conversion price per share of each Debenture is equal to 92.5% of the lowest daily VWAP (as defined in the Debentures), provided that no conversion may be at a price per share less than the floor price of $4.00 per share.

On February 19, 2025, the Company’s application with the Nasdaq Global Market was approved (ticker ASBP) with a projected trading commencement on February 20, 2025.

On February 20, 2025, the newly merged Company’s equity began trading on the Nasdaq Global Markets under the symbol ASBP.

Parent Company [Member]
SUBSEQUENT EVENTS

NOTE 13. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the unaudited condensed financial statements were issued. Based upon this review, other than disclosed below or within these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

On July 24, 2025, Michael Howe, Director and Chief Executive Officer of Aspire Biopharma Holdings, Inc. (the “Company”), notified the Board of Directors of his intention to step down from the role of Director and Chief Executive Officer, and also on July 24, 2025, Gary Stein and Barbara Sher notified the Board of Directors of their intentions to step down from their roles as Directors. In connection with this transition, the Board of Directors appointed Kraig Higginson, currently the Chairman of the Board of Directors, to serve as Interim Chief Executive Officer of the Company, and the Board of Directors appointed Howard Doss, to serve as Director and Chairman of the Audit Committee of the Company.